Note 11 - Borrowings (Detail) - Information Relating to Securities Sold Under Agreements to Repurchase (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 42,785	$ 46,784
Average Interest Rate [Member]
Average Interest Rate	0.19%	0.19%
Daily Average Outstanding Balance [Member]
Balance	47,605	43,847
Daily Average Interest Rate [Member]
Average Interest Rate	0.18%	0.19%
Maximum Outstanding Month End [Member]
Balance	$ 55,047	$ 47,603